Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended					1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2012 Katz Communications-Patent infringement petition	Jun. 30, 2012 Katz Communications-Patent infringement petition patent	Dec. 31, 2011 Katz Communications-Patent infringement patent	Dec. 31, 2007 Katz Communications-Patent infringement patent	Jun. 30, 2012 Satellite lease guarantees	Dec. 31, 2011 Satellite lease guarantees	Jun. 30, 2012 Satellite transponder guarantees	Dec. 31, 2011 Satellite transponder guarantees	Feb. 29, 2012 ESPN-Affiliation agreements	Apr. 30, 2009 ESPN-Affiliation agreements	Jun. 30, 2012 ESPN-Affiliation agreements	Dec. 31, 2011 ESPN-Affiliation agreements	Dec. 31, 2008 ESPN-Affiliation agreements	Jun. 21, 2011 ESPN-Affiliation agreements	Dec. 31, 2010 ESPN-Affiliation agreements	Mar. 15, 2010 ESPN-Affiliation agreements	May 31, 2012 Technology Development Licensing-Patent infringement	Jul. 31, 2009 Technology Development Licensing-Patent infringement petition	Jun. 30, 2012 Voom HD Holdings-Affiliation agreements	Dec. 31, 2011 Voom HD Holdings-Affiliation agreements	Apr. 30, 2010 Voom HD Holdings-Affiliation agreements motion
Loss contingencies
Guarantee for payments												$ 148,000,000	$ 185,000,000	$ 470,000,000	$ 502,000,000
Guarantee term (in years)												three year	three year
Claim amount																				35,000,000						2,500,000,000	2,500,000,000
Additional claim amount																	30,000,000
Court ruling																					66,000,000		66,000,000
Litigation accrual																		71,000,000	66,000,000			42,000,000
Litigation expense		23,727,000		(316,949,000)	(316,949,000)	225,456,000	361,024,000												24,000,000
Attorneys' fees																5,000,000
General and administrative expenses	$ 155,841,000	$ 137,816,000	$ 316,577,000	$ 285,676,000	$ 570,699,000	$ 573,495,000	$ 554,754,000											$ 5,000,000
Number of days to store HD primetime programs recordings																								8 days
Loss Contingency Terms
Number of patents the suit alleges infringement of									4	4	19
Number of reexamination petitions pending before patent and trademark office								1	1																2
Number of motions seeking discovery sanctions																												2